FINANCIAL INSTRUMENTS (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	R$ 24,134,233	R$ 19,449,971
Liabilities	R$ 59,338,983	R$ 55,662,057
CDI [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	11.65%
Assets	R$ 5,145,643
Liabilities	(15,051,974)
CDI [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(11,060,419)
CDI [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(11,348,940)
CDI [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (11,637,462)
TJLP [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	6.55%
Liabilities	R$ (850,558)
TJLP [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(906,270)
TJLP [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(920,197)
TJLP [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (934,125)
IPCA [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	4.62%
Liabilities	R$ (34,181)
IPCA [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(35,761)
IPCA [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(36,155)
IPCA [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (36,550)
SOFR 6M [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	5.16%
Liabilities	R$ (3,609,189)
SOFR 6M [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(3,795,341)
SOFR 6M [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(3,841,879)
SOFR 6M [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (3,888,417)
SOFR [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	5.38%
Liabilities	R$ (3,936,332)
SOFR [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(4,148,107)
SOFR [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(4,201,050)
SOFR [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (4,253,994)
EURIBOR 3M [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	3.91%
Liabilities	R$ (415,455)
EURIBOR 3M [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(431,695)
EURIBOR 3M [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(435,755)
EURIBOR 3M [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (439,815)
EURIBOR 6M [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest	3.86%
Liabilities	R$ (26,008)
EURIBOR 6M [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(27,012)
EURIBOR 6M [Member] | Interest rate risk [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(27,263)
EURIBOR 6M [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (27,514)